Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Mortgage loans (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mortgages loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	$ 1,344	$ 0
New financial assets originated or purchased	2,312	(3,481)
Financial assets that have been derecognized	5,316	5,501
Foreign exchange and other movements	(5,845)	(855)
Allowance for loan losses	73,465	78,501	$ 66,117
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(23,134,814)	(21,482,490)
- Charge-offs	315,765	173,272
- Changes due to modifications that did not result in derecognition	265,977
New financial assets originated or purchased	(8,916,631)	(7,343,332)
Financial assets that have been derecognized	8,450,587	6,055,454
Foreign exchange and other movements	401,135	(537,718)
Ending balance	(22,617,981)	(23,134,814)
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	789	0
New financial assets originated or purchased	(414,765)	(282,800)
Financial assets that have been derecognized	244,413	199,319
Foreign exchange and other movements	4,777	(37,787)
Allowance for loan losses	1,041,873	880,117	$ 768,120
Net carrying amount	21,576,108	22,254,697
IFRS9 [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Net carrying amount	5,243,288	4,797,540
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(23,134,814)
Ending balance	(22,617,981)	(23,134,814)
IFRS9 [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(4,876,041)
Ending balance	(5,316,753)	(4,876,041)
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(22,524,308)	(20,973,936)
- Charge-offs	315,567	151,431
- Changes due to modifications that did not result in derecognition	262,888
New financial assets originated or purchased	(8,681,482)	(7,255,836)
Financial assets that have been derecognized	8,258,678	5,997,019
Foreign exchange and other movements	467,658	(489,452)
Ending balance	(21,529,027)	(22,524,308)
Collectively assessed for credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(4,876,041)	(4,445,827)
- Charge-offs	12,491	12,381
- Changes due to modifications that did not result in derecognition	33,592
New financial assets originated or purchased	(1,050,291)	(782,870)
Financial assets that have been derecognized	504,911	412,317
Foreign exchange and other movements	58,585	(72,042)
Ending balance	(5,316,753)	(4,876,041)
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(18,691,115)	(17,697,774)
Changes in the allowances - Transfer to stage 1	(627,546)	(392,454)
- Transfer to stage 2	1,791,800	749,463
- Transfer to stage 3	69,979	113,903
- Charge-offs	15,705	13,979
- Changes due to modifications that did not result in derecognition	235,650
New financial assets originated or purchased	(6,798,612)	(6,487,407)
Financial assets that have been derecognized	7,224,940	5,024,522
Foreign exchange and other movements	402,950	(36,154)
Ending balance	(16,327,018)	(18,691,115)
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(4,043,765)	(3,626,811)
Changes in the allowances - Transfer to stage 1	(265,412)	(112,611)
- Transfer to stage 2	613,181	174,723
- Transfer to stage 3	7,706	12,815
- Charge-offs		36
- Changes due to modifications that did not result in derecognition	27,511
New financial assets originated or purchased	(971,616)	(763,342)
Financial assets that have been derecognized	411,059	330,014
Foreign exchange and other movements	54,821	(58,589)
Ending balance	(4,166,515)	(4,043,765)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(2,864,199)	(2,532,128)
Changes in the allowances - Transfer to stage 1	601,963	371,983
- Transfer to stage 2	(1,876,532)	(816,577)
- Transfer to stage 3	153,174	192,565
- Charge-offs	38,228	22,862
- Changes due to modifications that did not result in derecognition	25,330
New financial assets originated or purchased	(1,474,294)	(583,765)
Financial assets that have been derecognized	837,836	771,046
Foreign exchange and other movements	110,636	(315,844)
Ending balance	(4,277,136)	(2,864,199)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(656,010)	(659,119)
Changes in the allowances - Transfer to stage 1	259,632	112,195
- Transfer to stage 2	(669,912)	(210,287)
- Transfer to stage 3	36,114	64,770
- Charge-offs	63	115
- Changes due to modifications that did not result in derecognition	6,693
New financial assets originated or purchased	(76,558)	(17,230)
Financial assets that have been derecognized	71,328	62,240
Foreign exchange and other movements	2,729	(8,694)
Ending balance	(1,025,921)	(656,010)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(968,994)	(744,034)
Changes in the allowances - Transfer to stage 1	25,583	20,471
- Transfer to stage 2	84,732	67,114
- Transfer to stage 3	(223,153)	(306,468)
- Charge-offs	261,634	114,590
- Changes due to modifications that did not result in derecognition	1,908
New financial assets originated or purchased	(408,576)	(184,664)
Financial assets that have been derecognized	195,902	201,451
Foreign exchange and other movements	(45,928)	(137,454)
Ending balance	(924,873)	(968,994)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(176,266)	(159,897)
Changes in the allowances - Transfer to stage 1	5,780	416
- Transfer to stage 2	56,731	35,564
- Transfer to stage 3	(43,820)	(77,585)
- Charge-offs	12,428	12,230
- Changes due to modifications that did not result in derecognition	(612)
New financial assets originated or purchased	(2,117)	(2,298)
Financial assets that have been derecognized	22,524	20,063
Foreign exchange and other movements	1,035	(4,759)
Ending balance	$ (124,317)	$ (176,266)